Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue			$ 332
Recognized as revenue	$ 375	$ 726
Deferred revenue	351	$ 726
Remaining performance obligation	$ 232